UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21179

Name of Fund:  BlackRock New York Municipal Income Quality Trust (BSE)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 124.4%

New York — 124.4%
Corporate — 0.5%
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	$355	$445,237

County/City/Special District/School District — 16.4%
City of New York New York, GO, Refunding, Series E:
5.50%, 08/01/25	725	840,659
5.00%, 08/01/30	1,000	1,112,980
City of New York New York, GO:
Series A-1, 5.00%, 08/01/35	200	216,164
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	440	493,816
Sub-Series F-1, 5.00%, 04/01/40	930	1,083,776
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(a)	1,000	219,560
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,335	1,509,137
5.00%, 11/15/45	1,250	1,408,613
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/39(a)	1,000	454,330
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	150	153,783
County of Erie New York Fiscal Stability Authority, RB, Sales Tax and State Aid Secured Refunding Bonds, Series D:
5.00%, 09/01/35	60	70,627
5.00%, 09/01/36	50	58,678
5.00%, 09/01/37	60	70,360
5.00%, 09/01/38	90	105,461
5.00%, 09/01/39	70	81,901
County of Nassau New York, GO, Refunding Series B, 5.00%, 04/01/32	420	485,394
Haverstraw-Stony Point Central School District, GO, Refunding, 5.00%, 10/15/36	240	267,893
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	615	677,287
5.75%, 02/15/47	385	418,056

Security	Par (000)	Value
County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
2nd Indenture, 5.00%, 02/15/45	$465	$531,500
Fiscal 2017, 5.00%, 02/15/42	875	1,001,569
New York Liberty Development Corp., Refunding RB, World Trade Center Project:
4, 5.00%, 11/15/31	1,000	1,088,630
4, 5.00%, 11/15/44	1,250	1,347,438
7 Class 1, 4.00%, 09/15/35	1,100	1,153,856
5.75%, 11/15/51	545	605,244

		15,456,712
Education — 35.4%
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	278,540
Ethical Culture Fieldston School Project, 5.00%, 06/01/33	300	334,185
Ethical Culture Fieldston School Project, 5.00%, 06/01/35	350	387,569
Manhattan College Project, 5.00%, 08/01/35	260	295,118
Manhattan College Project, 5.00%, 08/01/47	135	151,983
Packer Collegiate Institute Project, 5.00%, 06/01/40	690	755,936
City of Albany New York Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/33	175	191,615
4.00%, 12/01/34	130	131,633
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	440	494,767
American Museum of Natural History, 5.00%, 07/01/41	500	561,050
Wildlife Conservation Society, 5.00%, 08/01/42	410	453,239
City of New York Trust for Cultural Resources, Refunding RB, Museum of Modern Art, Series 1A, 5.00%, 10/01/18(b)	700	707,917

1

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	$1,645	$1,724,174
Series B, 4.00%, 08/01/35	230	237,815
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 05/01/31	200	218,332
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 05/01/28	565	662,056
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	195	224,775
4.00%, 07/01/46	375	390,056
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 07/01/39	1,500	1,609,545
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(b)	500	547,020
County of Monroe New York Industrial Development Corp., Refunding RB:
Nazareth College of Rochester Project, 4.00%, 10/01/47	60	60,136
University of Rochester Project, Series A, 5.00%, 07/01/23(b)	400	458,256
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	180	193,493
5.00%, 07/01/42	115	122,892
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 07/01/32	500	547,320
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(b)	250	272,310
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	1,000	1,058,150

Security	Par (000)	Value
Education (continued)
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 07/01/39	$1,000	$1,129,850
5.00%, 07/01/44	500	563,730
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	328,683
Education, Series B, 5.75%, 03/15/19(b)	600	619,176
Fordham University, Series A, 5.00%, 07/01/21(b)	500	547,020
New School (AGM), 5.50%, 07/01/20(b)	350	375,809
New York University, Series B, 5.00%, 07/01/37	500	553,040
New York University, Series C, 5.00%, 07/01/18(b)	1,000	1,002,670
Rochester Institute of Technology, 5.00%, 07/01/40	550	579,914
State University Dormitory Facilities, Series A, 5.00%, 07/01/40	600	632,634
State University Dormitory Facilities, Series A, 5.00%, 07/01/41	1,000	1,078,460
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/34	200	227,098
Barnard College, Series A, 5.00%, 07/01/43	2,960	3,300,814
Columbia University, Series B, 5.00%, 10/01/38	365	434,927
Cornell University, Series A, 5.00%, 07/01/40	250	264,222
Fordham University, 5.00%, 07/01/44	640	709,466
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,380	1,529,675
New York University, Series A, 5.00%, 07/01/37	745	824,030

2

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Pratt Institute, Series A, 5.00%, 07/01/44	$500	$546,435
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	1,500	1,710,015
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	600	683,082
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	450	488,587
State University Dormitory Facilities, Series A, 5.00%, 07/01/46	375	429,379
State University Dormitory Facilities, Series B, 5.00%, 07/01/32	545	623,720
State University of New York Dormitory Facilities, Series A, 5.00%, 07/01/38	255	294,372
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	310	346,031
Adelphi University Project, 5.00%, 10/01/35	310	347,932
Hofstra University Project, 5.00%, 07/01/47	100	113,236

		33,353,889
Health — 11.5%
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 07/01/35	500	553,745
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 04/01/30	500	536,710
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	202,444
5.00%, 12/01/46	320	353,760
Series A, 5.00%, 12/01/37	850	917,966

Security	Par (000)	Value
Health (continued)
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	$725	$787,894
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	150	164,970
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	895	956,155
State of New York Dormitory Authority, RB:
Mental Health Services (AGM), 5.00%, 08/15/18(b)	5	5,035
Mental Health Services (AGM), 5.00%, 08/15/18(b)	5	5,035
Mental Health Services (AGM), 5.00%, 02/15/22	80	80,555
Mental Health Services, 2nd Series (AGM), 5.00%, 08/15/18(b)	5	5,035
New York University Hospitals Center, Series A, 6.00%, 07/01/20(b)	250	270,700
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	500	521,935
State of New York Dormitory Authority, Refunding RB:
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	450	517,554
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	750	815,918
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	750	815,918
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 05/01/21(b)	1,840	2,014,671
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/43	1,140	1,257,329

		10,783,329
Housing — 4.0%
City of New York Housing Development Corp., RB, M/F Housing, Series B1, 5.25%, 07/01/30	750	832,980

3

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Housing (continued)
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	$915	$1,007,150
5.00%, 07/01/33	400	434,056
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	500	518,875
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	445	493,536
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	330	341,236
Affordable M/F Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	110	113,615

		3,741,448
State — 20.2%
City of New York New York Transitional Finance Authority, Refunding RB, Fiscal 2018:
Series S-1, 5.00%, 07/15/35	250	290,038
Series S-2, 5.00%, 07/15/35	250	290,038
City of New York New York Transitional Finance Authority Building Aid Revenue, RB:
Series S-1, 5.00%, 07/15/37	370	420,024
Series S-3, 5.25%, 07/15/36	325	389,629
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series B-1, 5.00%, 11/01/35	425	478,044
Sub-Series C-3, 4.00%, 05/01/42	760	798,068
Sub-Series F-1, 5.00%, 05/01/38	705	814,486
Sub-Series F-1, 5.00%, 05/01/39	300	346,083
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 01/15/33	1,000	1,023,650
City of New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series E-1, 5.00%, 02/01/38	910	1,047,838

Security	Par (000)	Value
State (continued)
City of New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	$590	$676,990
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/19(b)	540	565,445
Sub-Series B-1, 5.00%, 11/15/31	750	848,595
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	750	862,515
State of New York Dormitory Authority, RB:
5.00%, 03/15/30	1,000	1,176,090
Bid Group 2, Series A, 5.00%, 03/15/32	1,000	1,194,600
Bid Group 2, Series A, 5.00%, 03/15/38	560	649,146
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	90	104,177
General Purpose, Series B, 5.00%, 03/15/37	1,000	1,092,640
General Purpose, Series B, 5.00%, 03/15/42	1,400	1,526,518
Group 4, Series A, 5.00%, 03/15/45	570	665,458
Series A, 5.00%, 03/15/36	440	507,219
Series A, 5.00%, 02/15/42	500	571,390
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/18(b)	1,000	1,011,310
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 03/15/30	500	560,530
5.00%, 03/15/32	1,000	1,117,690

		19,028,211
Tobacco — 1.3%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A-2B, 5.00%, 06/01/51	270	282,855
Series B, 5.00%, 06/01/45	300	321,195
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	290	311,550

4

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tobacco (continued)
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	$285	$281,531

		1,197,131
Transportation — 20.8%
Buffalo & Fort Erie Public Bridge Authority, RB, Toll Bridge System, 5.00%, 01/01/42	265	302,225
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/21(b)	575	635,013
Series A-1, 5.25%, 11/15/23(b)	270	315,222
Series C, 6.50%, 11/15/28	145	148,046
Series D, 5.25%, 11/15/21(b)	440	489,579
Series E, 5.00%, 11/15/38	650	716,248
Sub-Series A-1, 5.00%, 11/15/45	350	387,811
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	500	531,965
Series B, 5.00%, 11/15/37	1,110	1,262,125
Series D, 5.25%, 11/15/21(b)	1,560	1,735,781
Series D, 5.25%, 11/15/23(b)	750	875,618
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	1,345	1,449,090
5.00%, 11/15/51	115	122,322
Port Authority of New York & New Jersey, Refunding ARB, 179th Series, 5.00%, 12/01/38	245	275,044
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/41	365	410,968
5.25%, 01/01/56	210	238,600
State of New York Thruway Authority, Refunding RB:
2nd General Highway & Bridge Trust, Series A, 5.00%, 04/01/32	250	275,828
General, Series I, 5.00%, 01/01/37	1,325	1,441,375
General, Series I, 5.00%, 01/01/42	425	461,112
General, Series K, 5.00%, 01/01/32	750	850,373
Series L, 5.00%, 01/01/33	90	105,373
Series L, 5.00%, 01/01/34	140	163,786
Series L, 5.00%, 01/01/35	170	198,264
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	280	319,124

Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(a)	$635	$386,848
General, MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	1,085	1,265,262
General, Remarketing, Series A, 5.00%, 11/15/34	1,000	1,108,150
General, Series A, 5.25%, 11/15/45	370	425,352
General, Series C, 5.00%, 11/15/18(b)	615	624,526
General, Series C, 5.00%, 11/15/38	385	390,563
Sub-Series A, 5.00%, 11/15/29	1,485	1,660,408

		19,572,001
Utilities — 14.3%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,093,960
City of New York New York Municipal Water Finance Authority, Refunding RB:
Series EE, 5.00%, 06/15/40	700	815,297
Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	1,000	1,134,730
Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 06/15/32	710	710,767
Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 06/15/32	390	390,421
County of Western Nassau New York Water Authority, RB, Series A, 5.00%, 04/01/40	250	276,575
Long Island Power Authority, RB, General, Electric Systems:
5.00%, 09/01/42	240	274,728
Series A (AGM), 5.00%, 05/01/21(b)	500	543,945
Series C (CIFG), 5.25%, 09/01/29	1,000	1,205,360
Long Island Power Authority, Refunding RB:
Electric System, Series B, 5.00%, 09/01/41	110	124,836
Electric System, Series B, 5.00%, 09/01/46	140	158,338
Electric Systems, Series A (AGC), 5.75%, 04/01/19(b)	1,690	1,747,494

5

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Long Island Power Authority, Refunding RB (continued):
General, Electric Systems, Series A (AGC), 6.00%, 05/01/19(b)	$2,000	$2,078,820
State of New York Environmental Facilities Corp., RB, Series B, Revolving Funds, Green Bonds, 5.00%, 09/15/40	635	722,808
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,092,450
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	1,000	1,122,330

		13,492,859

Total Municipal Bonds — 124.4% (Cost — $111,957,335)		117,070,817

Municipal Bonds Transferred to Tender Option Bond Trusts(c) — 38.3%

New York — 38.3%
County/City/Special District/School District — 13.8%
City of New York, GO:
Sub-Series G-1, 5.00%, 04/01/29	1,000	1,098,400
Refunding Fiscal 2015, Series B, 4.00%, 08/01/32	1,790	1,894,321
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 02/15/19(b)(d)	64	65,403
Sub-Series C-3 (AGC), 5.75%, 08/15/28(d)	936	962,942
Sub-Series I-1, 5.00%, 03/01/36	250	280,325
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	500	576,012
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(d)	1,800	1,968,160
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,495	3,827,009

Security	Par (000)	Value
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	$2,085	$2,282,436

		12,955,008
Education — 2.3%
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.00%, 07/01/35	1,999	2,160,741

State — 6.6%
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	2,475	2,682,752
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	990	1,138,140
4.00%, 10/15/32	1,500	1,632,465
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 03/15/41	750	803,831

		6,257,188
Transportation — 3.0%
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	735	839,772
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	800	870,464
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	1,000	1,140,470

		2,850,706
Utilities — 12.6%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 06/15/18(b)	114	114,086
5.75%, 06/15/40	381	381,510

6

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	$2,249	$2,434,586
Fiscal 2012, Series BB, 5.00%, 06/15/44	2,011	2,176,462
Series FF-2, 5.50%, 06/15/40	405	419,810
New York State Environmental Facilities Corp., Refunding RB, Subordinated SRF Bonds, Series 2016 A, 4.00%, 06/15/46	691	724,082
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	3,719	4,169,271
Restructuring, 5.00%, 12/15/36	1,006	1,151,654

Security	Par (000)	Value
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB (continued):
Restructuring, Series B, 4.00%, 12/15/35	$280	$299,089

		11,870,550

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 38.3% (Cost — $34,631,152)		36,094,193

Total Long-Term Investments — 162.7% (Cost — $146,588,487)		153,165,010

	Shares
Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.92%(e)(f)	72,999	73,006

Total Short-Term Securities — 0.1% (Cost — $72,999)		73,006

Total Investments — 162.8% (Cost — $146,661,486)		153,238,016
Other Assets Less Liabilities — 1.6%		1,465,463
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.5)%		(20,196,551)
VRDP Shares at Liquidation Value, Net of Deferred OfferingCosts — (42.9)%		(40,354,304)

Net Assets Applicable to Common Shares — 100.0%		$94,152,624

(a)	Zero-coupon bond.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between September 6, 2018 to February 15, 2019, is $1,482,731.
(e)	Annualized 7-day yield as of period end.
(f)	During the period ended May 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,143,510	(1,070,511)	72,999	$73,006	$8,253	$26	$57

(a)	Includes net capital gain distributions, if applicable.

7

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Income Quality Trust (BSE)

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	27	09/19/18	$3,252	$(27,108)
Long U.S. Treasury Bond	23	09/19/18	3,338	(72,597)
5-Year U.S. Treasury Note	15	09/28/18	1,708	(9,511)

				$(109,216)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

CAB — Capital Appreciation Bonds

CIFG — CIFG Assurance North America, Inc.

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

SONYMA — State of New York Mortgage Agency

SRF — State Revolving Fund

8

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Income Quality Trust (BSE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of May 31,2018, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$153,165,010	$—	$153,165,010
Short-Term Securities	73,006	—	—	73,006

	$73,006	$153,165,010	$—	$153,238,016

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(109,216)	$—	$—	$(109,216)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(20,104,151)	$—	$(20,104,151)
VRDP Shares at Liquidation Value	—	(40,500,000)	—	(40,500,000)

	$—	$(60,604,151)	$—	$(60,604,151)

During the period ended May 31, 2018, there were no transfers between levels.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Quality Trust

Date: July 19, 2018